Related party transactions - Summary of Aggregate Compensation made to Directors and other Members of key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,401,749	$ 2,483,862
Long-term employee benefits	12,646	11,366
Post-employment benefits	36,444	34,294
Share based payments	1,469,698	1,146,965
Key management personnel compensation	$ 3,920,537	$ 3,676,487